S000001267 [Member] Expense Example - U.S. GOVERNMENT SELECT MONEY MARKET FUND - U.S. GOVERNMENT SELECT MONEY MARKET FUND	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	105
Expense Example, with Redemption, 5 Years	191
Expense Example, with Redemption, 10 Years	$ 445